Equity	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Equity [Abstract]
EQUITY

NOTE 16 — EQUITY

Common shares:

The total number of shares of common shares issued:	For the 6 months ended September 30, 2023	As of March 31, 2023
	(US$)	(US$)
Common shares	41,668,554	37,576,449
50,000 shares were allotted after September 30, 2023
Common shares after reverse splits (refer to Note 24)	694,477	626,275
834 shares were allotted after September 30, 2023

Movements in Common Shares:

	Shares	Amount
		(US$)
Balance as of March 31, 2022	34,154,062	$341,541
Shares issued	3,422,387	34,225
Balance as of March 31, 2023	37,576,449	$375,766
Additional issue of shares	4,092,105	40,922
Balance as of September 30, 2023	41,668,554	416,688

Movements in Common Shares after reverse split:

	Shares	Amount
		(US$)
Balance as of March 31, 2022	569,235	$341,541
Shares issued	57,040	34,225
Balance as of March 31, 2023	626,275	$375,766
Additional issue of shares	68,202	40,922
Balance as of September 30, 2023	694,477	416,688

Mr. Dharmesh Pandya, the then sole shareholder of the Company, has subscribed to these shares and held 55,008,829 (pre reverse split) common shares of the Company.

NOTE 17 — EQUITY

Common shares:

The total number of shares of common shares issued:	As of March 31, 2023	As of March 31, 2022
	(US$)	(US$)
Common shares – par value $ 0.01/0.10 each	37,576,449	34,154,062

Movements in Common Shares:

	Shares	Amount
		(US$)
Balance as of April 1, 2020	30,000	$3,000
Shares split from $ 0.10 to $ 0.01	300,000	300,000
Shares issued	33,854,062	338,541
Balance as of March 31, 2021	34,154,062	$341,541
Shares issued	—	—
Balance as of March 31, 2022	34,154,062	$341,541
Issued during the year	3,000,895	30,008
Share warrants exercised	421,492	4,215
Balance as of March 31, 2023	37,576,449	375,764

On June 17, 2022, the Company consummated its initial public offering (“IPO”) on NASDAQ Capital Markets. The Company has listed common shares on the NASDAQ Capital Market under the trading symbol “LYT”. The Company has raised gross proceeds of $12.40 million from initial public offering of 2,609,474 shares at $4.75 per common shares and has raised gross proceeds of $1.86 million from overallotment of 391,421 shares at $4.75 per common shares.

On November 9, 2022, we entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) with a certain accredited investor as purchaser (the “Investor”). Pursuant to the Securities Purchase Agreement, we sold, and the Investor purchased, $3,333,333.33 in principal amount of unsecured senior convertible notes (the “Convertible Notes”) and warrants (the “Warrants”). The Company has reserved 20,911,474 for issuance of no less than the sum of 1) maximum number of common shares issuable upon conversion of all the notes then outstanding (number of 19,157,088 common shares, referred to “Common Share Conversion”), and 2) the maximum number of warrants shares issuable upon exercise of all the warrants then outstanding (number of 1,754,386 common shares, referred to as “Warrant Conversion”). It is clarified that the Company has classified this transaction as proceeds from the issuance of equities under cashflows from financing activities.

For the year ended March 31, 2022, Mr. Dharmesh Pandya, the then sole shareholder of the Company, has subscribed to these shares and held 33,854,062 common shares of the Company. Mr. Pandya has later transferred unconditionally an aggregate of 7,932,855 common shares to various persons (including 2,621,371 shares to Lytus Trust, resulting in his current holding of 28,483,678 common shares of the Company (i.e. 26,221,207 held in his individual capacity and 2,262,471 shares held by Lytus Trust).

Common Stock

Common stock entitles the holder to participate in dividends and the proceeds on the winding up of the Company in proportion to the number of and amounts paid on the shares held. As of 31 March 2020, the Company had an authorized share capital of 50,000 shares of $0.10 par value per share and on March 17, 2020, the Board of Directors passed the resolution to change the originally authorized shares from 50,000 common shares to 30,000 common shares, of $0.10 par value each. On 15 May 2020, the Company passed a resolution to increase the authorized share capital to 230,000,000 shares of $0.01 par value per share.

Equity consists of the following as of 31 March 2023:

As of March 31, 2023
($US)
Common stock – par value $0.01, 34,154,062 shares issued and outstanding	$375,766
Net income available to common shareholders	(4,518,954)
Securities Premium	12,474,944
Translation of foreign subsidiaries, net of tax	(124,992)
Employee benefits reclassification	(714)
Non-controlling interest	2,538,478
$10,368,762

Equity consists of the following as of 31 March 2022:

As of March 31, 2022
($US)
Common stock – par value $0.01, 34,154,062 shares issued and outstanding	$341,541
Net income available to common shareholders	12,148,403
Translation of foreign subsidiaries, net of tax	(283,078)
Non-controlling interest	1,908
$12,208,774

Capital risk management

The Group’s capital management objectives are to ensure the Group’s ability to continue as a going concern as well as to provide an adequate return to shareholders by pricing products and services commensurately with the level of risk.

The Group monitors capital based on the carrying amount of equity plus its subordinated loan, less cash and cash equivalents as presented on the face of the statement of financial position recognized in other comprehensive income.

The Group manages its capital structure and adjusts it in the light of changes in economic conditions and the risk characteristics of the underlying assets. To maintain or adjust the capital structure, the Group may adjust the amount of dividends paid to shareholders, return capital to shareholders or issue new shares. The amounts managed as capital by the Group are summarized as follows:

	As of March 31, 2023	As of March 31, 2022
	($US)	($US)
Current borrowings	$(3,889,131)	$(1,038,155)
Cash and cash equivalents	311,810	8,758
Net debt	$3,577,321	$(1,029,397)
Total equity	$10,744,528	$12,208,774
Net debt to equity ratio	33.29%	8.43%